	CBOE VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments				January 31, 2022 (unaudited)
					Shares	Fair Value
22.66%	EXCHANGE TRADED FUNDS
	SPDR S&P 500 ETF Trust . . . . . . . . . .			. . . .167,800. .		$ 75,494,898
80.85%	PURCHASED OPTIONS
	Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
75.78%	CALL OPTIONS
	SPDR S&P
	500 ETF	366
	Trust . . . . . .		$16,466,706	$ 0. .01 06/22/22		$ 16,369,441
	SPDR S&P
	500 ETF	2,280 102,579,480
	Trust . . . . . .			0..01	12/22/22	101,406,720
	SPDR S&P
	500 ETF	313
	Trust . . . . . .		14,082,183	0..01	01/19/23	13,921,186
	SPDR S&P
	500 ETF	344
	Trust . . . . . .		15,476,904	0..01	02/16/23	15,299,962
	SPDR S&P
	500 ETF	468
	Trust . . . . . .		21,055,788	0..01	05/18/23	20,769,290
	SPDR S&P
	500 ETF	120
	Trust . . . . . .		5,398,920	0..01	06/22/23	5,310,323
	SPDR S&P
	500 ETF	787
	Trust . . . . . .		35,407,917	0..01	08/17/23	34,826,868
	SPDR S&P
	500 ETF	304
	Trust . . . . . .		13,677,264	0..01	11/17/23	13,426,907
	SPDR S&P
	500 ETF	307
	Trust . . . . . .		13,812,237	0..01	02/21/24	13,529,684
	SPDR S&P
	500 ETF	401
	Trust . . . . . .		18,041,391	0..01	06/25/24	17,585,770

TOTAL CALL OPTIONS PURCHASED . . . . . . . . . . . . . . . . . .252,446,151. . .

QUARTERLY REPORT

CBOE VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments - continued				January 31, 2022 (unaudited)
	Number
		of	Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
5.07% PUT OPTIONS
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	392..39	02/18/22	38,948
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	397..26	03/18/22	185,159
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	416..07	04/21/22	529,749
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	410..86	05/19/22	617,791
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	422..11	06/16/22	892,654
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	434..55	07/21/22	1,254,906
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	439..18	08/18/22	1,531,178
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	447..88	09/22/22	1,896,720
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	452..41	10/20/22	2,112,454
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	468..14	11/17/22	2,649,459
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	470..60	12/22/22	2,857,997
SPDR S&P
500 ETF		614
Trust . . . .	. .		27,624,474	451..75	01/19/23	2,324,562

TOTAL PUT OPTIONS PURCHASED . . . . . . . . . . . . . . . . .16,891,577. . . . .

80.85% TOTAL PURCHASED OPTIONS . . . . . . . . . . . . . . . . . . . . 269,337,728. . . . . .

QUARTERLY REPORT

	CBOE VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments - continued					January 31, 2022 (unaudited)
			Number
			of	Notional	Exercise	Expiration
	Description	Contracts		Amount	Price	Date	Value
103.51%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . .					. . . . . .344,832,626. . . . . . . .
(3.51%)	Liabilities, in excess of other assets .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..						(11,697,496)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . . .				. . . .	. . . .
							.$333,135,130. . . . . . . . . . . .
(3.93%)	OPTIONS WRITTEN
		Number
			of	Notional	Exercise	Expiration
	Description	Contracts		Amount	Price	Date	Value
(1.30%)	CALL OPTIONS
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		$(27,624,474)	$457.17	02/16/22	$ (229,245)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	459..11	03/16/22	(460,761)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	470..98	04/21/22	(364,448)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	467..34	05/19/22	(603,591)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	470..70	06/16/22	(626,167)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	486..69	07/21/22	(361,729)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	493..97	08/18/22	(342,707)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	503..40	09/22/22	(264,110)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	505..67	10/20/22	(329,103)
	SPDR S&P
	500 ETF		614
	Trust . . . .	.		(27,624,474)	527..94	11/17/22	(182,072)
				3

QUARTERLY REPORT

CBOE VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments - continued				January 31, 2022 (unaudited)
	Number
		of	Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
SPDR S&P
500 ETF		614
Trust . . . .	.		$(27,624,474)	$533.56	12/22/22 $	(187,707)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	514..17	01/19/23	(372,395)
TOTAL CALL OPTIONS WRITTEN . . . . . . . . . . . . .
					. . . . . (4,324,035). . . . . . .
(2.63%) PUT OPTIONS
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	353..15	02/17/22	(8,848)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	357..53	03/17/22	(66,611)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	374..46	04/21/22	(224,571)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	369..77	05/19/22	(281,243)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	379..90	06/16/22	(438,409)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	391..10	07/21/22	(666,780)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	395..26	08/18/22	(788,256)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	403..09	09/22/22	(956,066)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	407..17	10/20/22	(1,065,953)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	421..33	11/17/22	(1,386,532)

QUARTERLY REPORT

CBOE VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments - continued				January 31, 2022 (unaudited)
	Number
		of	Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
SPDR S&P
500 ETF		614
Trust . . . .	.		$(27,624,474)	$423.54	12/22/22 $	(1,547,964)
SPDR S&P
500 ETF		614
Trust . . . .	.		(27,624,474)	406..58	01/19/23	(1,323,320)
TOTAL PUT OPTIONS WRITTEN . . . . . . . . . . . . . .					. . . . .	(8,754,553). . . . . . .

(3.93%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . .					. . . . $(13,078,588. . . . . ). . . .

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1		Level 2	Level 3
			Other
			Significant	Significant
			Observable	Unobservable
	Quoted Prices		Inputs	Inputs	Total
EXCHANGE TRADED
FUNDS . . . . . . . .	.$75,494,898. . .	.$	—	$—	$75,494,898
PURCHASED OPTIONS . .	—		269,337,728	—	269,337,728
TOTAL INVESTMENTS . . .	75,494,898		269,337,728	—	344,832,626
OPTIONS WRITTEN . . . .	$. —		$(13,078,588)	$—	$(13,078,588)

QUARTERLY REPORT

CBOE VEST S&P 500® BUFFER STRATEGY FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022..

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $288,757,167 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	. . . . .	.$ 50,886,700. . .
Gross unrealized depreciation	. . . . .	. .(7,889,829). .
Net unrealized appreciation . .
. . . . . $.42,996,871. .

QUARTERLY REPORT